RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT OF USE ASSETS
Schedule of nature and movements of Right of use assets

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2022	Increases	adjustments	Decreases	December 31, 2023
Leases rights of use
- Sites	234,820	49,246	10,483	(457)	294,092
- Real estate and others	58,830	8,587	2,833	(636)	69,614
- Poles	30,807	14,011	1,133	(24)	45,927
Indefeasible right of use	11,317	—	442	—	11,759
Asset Retirement Obligation	30,888	13,775	233	(2,543)	42,353
Total	366,662	85,619	15,124	(3,660)	463,745

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2022	Amortization	adjustments	Decreases	2023	2023
Leases rights of use
- Sites	(105,928)	(44,653)	(6,227)	384	(156,424)	137,668
- Real estate and others	(34,650)	(12,888)	(1,465)	585	(48,418)	21,196
- Poles	(21,129)	(9,348)	(822)	8	(31,291)	14,636
Indefeasible right of use	(5,947)	(956)	(353)	—	(7,256)	4,503
Asset Retirement Obligation	(3,033)	(3,861)	(233)	2,463	(4,664)	37,689
Total	(170,687)	(71,706)	(9,100)	3,440	(248,053)	215,692

	Gross value as of
	December 31,	Incorporation		Currency translation		Gross value as of
	2021	by acquisition	Increases	adjustments	Decreases	December 31, 2022
Leases rights of use
- Sites	203,225	—	40,860	(3,460)	(5,805)	234,820
- Real estate and others	50,375	90	10,921	(311)	(2,245)	58,830
- Poles	24,152	97	7,218	(660)	—	30,807
Indefeasible right of use	11,457	—	59	(199)	—	11,317
Asset Retirement Obligation	27,581	—	6,328	(50)	(2,971)	30,888
Total	316,790	187	65,386	(4,680)	(11,021)	366,662

	Accumulated					Accumulated	Net carrying
	amortization as of					amortization as	value as of
	December 31,	Incorporation		Currency translation		of December 31,	December 31,
	2021	by acquisition	Amortization	adjustments	Decreases	2022	2022
Leases rights of use
- Sites	(70,057)	—	(40,997)	1,526	3,600	(105,928)	128,892
- Real estate and others	(24,025)	(6)	(13,126)	343	2,164	(34,650)	24,180
- Poles	(12,730)	(56)	(8,757)	414	—	(21,129)	9,678
Indefeasible right of use	(5,029)	—	(1,049)	131	—	(5,947)	5,370
Asset Retirement Obligation	(2,255)	—	(3,799)	50	2,971	(3,033)	27,855
Total	(114,096)	(62)	(67,728)	2,464	8,735	(170,687)	195,975